Leases (Details Narrative) - Restatement adjustment - ASU 2016-02 [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Remaining lease term	4 years 1 month 6 days	4 years 3 months 18 days
Discount rate	14.60%	14.60%